SUMMARY OF SECURITIES EXCLUDED FROM DILUTED PER SHARE CALCULATION (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the diluted per share calculation	29,180,040	21,435,700	26,073,700	17,245,000
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the diluted per share calculation	27,680,040	21,435,700	24,573,700	17,245,000
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the diluted per share calculation	1,500,000		1,500,000